Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Customer concentration risk
Concentration Risk [Line Items]
Schedule of concentration risk

The following tables summarized the customer with greater than 10% of the total revenue and account receivables:

	For the Year Ended December 31,
	2020	2021	2022
Percentage of the total revenue
Customer A	*	12%	*

	December 31,	December 31,
	2021	2022
Percentage of the account receivables
Customer A	36%	21%

Supplier concentration Risk
Concentration Risk [Line Items]
Schedule of concentration risk

The following tables summarized the supplier with greater than 10% of the total purchase and payables:

	For the Year Ended December 31,
	2020	2021	2022
Percentage of the total purchase
Supplier A	16%	20%	20%

	December 31,	December 31,
	2021	2022
Percentage of the payables
Supplier A	28%	31%